Form N-1A Cover	Sep. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 23, 2026